Shareholder Fees - FidelitySeriesLargeCapValueIndexFund-PRO	Mar. 30, 2024 USD ($)
FidelitySeriesLargeCapValueIndexFund-PRO | Fidelity Series Large Cap Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none